Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 ® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell Midcap ® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.66%	6.65%	12.49%
SIT MID CAP GROWTH FUND INC
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	6.44%	10.42%
SIT MID CAP GROWTH FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	5.34%	9.13%
SIT MID CAP GROWTH FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.77%	4.90%	8.25%

[1]	A broad-based securities market index that represents the overall domestic equity markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.